Stock Options and Warrants - Summary of Changes in Restricted Stock Award Activity (Detail) - Under 2006 Plan and 2010 Plan [Member] - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Unvested, Beginning balance	968	968
Number of Shares, Granted	19,547	7,309
Number of Shares, Vested	(20,515)	(7,309)
Number of Shares, Unvested, Ending balance		968
Weighted Average Grant Date Fair Value, Unvested, Beginning balance	$ 24.00	$ 34.50
Weighted Average Grant Date Fair Value, Granted	4.95	25.50
Weighted Average Grant Date Fair Value, Vested	$ 5.81	27.00
Weighted Average Grant Date Fair Value, Unvested, Ending balance		$ 24.00